COMMITMENTS AND CONTINGENCIES (Details) - Schedule of Future Minimum Payments for Contractual Obligations - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Future Minimum Payments for Contractual Obligations [Abstract]
Long-Term Debt Obligations	$ 2,024,449	$ 1,139,046	$ 519,734
Long-Term Debt Obligations	1,090,249
Long-Term Debt Obligations	811,001
Long-Term Debt Obligations	123,199
Long-Term Debt Obligations	0	0
Capital Lease Obligations	31,368
Capital Lease Obligations	3,902
Capital Lease Obligations	17,479
Capital Lease Obligations	9,987
Capital Lease Obligations	0
Operating Lease Obligations	530,224	192,868
Operating Lease Obligations	48,031
Operating Lease Obligations	227,384	79,297
Operating Lease Obligations	178,297	17,644
Operating Lease Obligations	76,512	$ 0
Purchase Obligations	311,850
Purchase Obligations	311,850
Purchase Obligations	0
Purchase Obligations	0
Purchase Obligations	0
Other Long-Term Liabilities	475,000
Other Long-Term Liabilities	0
Other Long-Term Liabilities	475,000
Other Long-Term Liabilities	0
Other Long-Term Liabilities	0
Total Contractual Obligations	3,372,891
Total Contractual Obligations	1,454,032
Total Contractual Obligations	1,530,864
Total Contractual Obligations	311,483
Total Contractual Obligations	$ 76,512